Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets

	2017
	Cost $	Accumulated amortization $	Net book value $
Acquired technology and customer relationships	12,935	3,382	9,553
Software development costs	12,297	5,394	6,903
Purchased software	3,752	3,080	672
Domain names	591	509	82
	29,575	12,365	17,210

	2016
	Cost $	Accumulated amortization $	Net book value $
Acquired technology and customer relationships	1,071	250	821
Software development costs	6,750	2,557	4,193
Purchased software	3,689	2,442	1,247
Domain names	569	393	176
	12,079	5,642	6,437

Internal software development costs of $5,547 and $3,063 were capitalized during the years ended December 31, 2017 and 2016, respectively, and are classified within "Software development costs" as an intangible asset. Amortization expense related to the capitalized internally developed software was $2,837 and $1,414 for the years ended December 31, 2017 and 2016, respectively, and is included in cost of revenues and general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.
The following table illustrates the classification of amortization expense related to intangible assets in the consolidated statements of operations and comprehensive loss.

	2017 $	2016 $
Cost of revenues	5,983	1,305
Sales and marketing	312	939
Research and development	299	601
General and administrative	208	731
	6,802	3,576

Estimated future amortization expense related to intangible assets, as at December 31, 2017 is as follows:

Fiscal Year	Amount $
2018	8,032
2019	6,259
2020	2,482
2021	437
Total	17,210